Related Party Transactions - Summary of Related Party Payables Outstanding (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Telstra International Limited [Member] USD ($)	Dec. 31, 2013 Telstra International Limited [Member] CNY	Dec. 31, 2012 Telstra International Limited [Member] CNY	Dec. 31, 2013 Beijing Australian Telecommunications Technical Consulting Limited [Member] USD ($)	Dec. 31, 2013 Beijing Australian Telecommunications Technical Consulting Limited [Member] CNY	Dec. 31, 2012 Beijing Australian Telecommunications Technical Consulting Limited [Member] CNY
Related Party Transaction [Line Items]
Related party payables outstanding	$ 94	567		$ 69	418		$ 25	149